Provision For Doubtful Debts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening provision	$ 3,148	$ 5,047
Amounts used during the year	(502)	(3,132)
Amounts provided during the year	2,874	1,368
Amounts released during the year	(62)	(135)
Closing provision	$ 5,458	$ 3,148